Prudential Investments LLC
AST Investment Services, Inc.
100 Mulberry Street
Gateway Center Three
Newark, NJ 07102

January 13, 2012

United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:     Preliminary Proxy Materials for

Advanced Series Trust—AST International Growth Portfolio
The Prudential Series Fund—SP International Growth Portfolio

Ladies and Gentlemen:

     On behalf of the above-referenced Funds, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a joint special meeting of shareholders of Advanced Series Trust—AST International Growth Portfolio and The Prudential Series Fund—SP International Growth Portfolio scheduled for March 15, 2012 (the "Meeting"). These materials include the notice of Meeting, the proxy statement and forms of the voting instruction cards.

     If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain
Vice President & Corporate Counsel